Related Party Debt - Additional Information (Detail) - Promissory Note [Member] - USD ($)		3 Months Ended	6 Months Ended
	Jan. 18, 2022	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Debt instrument face value	$ 100,000,000
Debt Instrument, Interest Rate, Stated Percentage	3.00%
Debt Instrument, Maturity Date	Jan. 17, 2023
Due to related parties		$ 10,000	$ 10,000
Debt Instrument, Fee Amount		35,000,000	35,000,000	$ 15,000,000
Interest expense		168,000	180,000
Interest payable		$ 180,000	$ 180,000